Revenue and Cost of Revenue (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Private Sector [Member]
Revenue and Cost of Revenue [Line Items]
Gross profit	$ 5,060
Public Sector [Member]
Revenue and Cost of Revenue [Line Items]
Gross profit	1,140
Commercial/Industrial [Member] | Private Sector [Member]
Revenue and Cost of Revenue [Line Items]
Gross profit	4,820
Commercial/Industrial [Member] | Public Sector [Member]
Revenue and Cost of Revenue [Line Items]
Gross profit	$ 2,290